Covered Assets and Indemnification Asset (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended									0 Months Ended		12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2013 Acquired loans	Mar. 31, 2014 Covered loans	Dec. 31, 2013 Covered loans	Mar. 31, 2014 Covered loans Commercial and Industrial	Dec. 31, 2013 Covered loans Commercial and Industrial	Mar. 31, 2014 Covered loans Real estate	Dec. 31, 2013 Covered loans Real estate	Mar. 31, 2014 Covered loans Construction and Land Development	Dec. 31, 2013 Covered loans Construction and Land Development	Sep. 13, 2013 Covered loans Acquired loans	Sep. 13, 2013 Bank FNB	Dec. 31, 2013 Bank FNB	Sep. 13, 2013 Bank FNB Commercial and Industrial	Sep. 13, 2013 Bank FNB Real estate	Sep. 13, 2013 Bank FNB Construction and Land Development	Sep. 13, 2013 Bank FNB Consumer
Covered assets and indemnification asset
Period for which payment is required to be made to the FDIC of true-up amount													10 years	10 years
Fair value of loans acquired												$ 1,100,000	$ 1,159,467		$ 95,625	$ 854,217	$ 184,916	$ 24,709
Carryover of the allowance for loan losses recorded			0									0	0
Total covered loans				912,448	1,006,369	52,363	66,943	746,454	787,982	113,631	151,444
Allowance for covered loans	(2,665)	(1,061)		(2,665)	(1,061)
Total covered loans, net of allowance	$ 909,783	$ 1,005,308		$ 909,783	$ 1,005,308